UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/13

Item 1.  Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund
July 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.73%
Diversified Companies - 0.73%
Berkshire Hathaway, Inc. - Class B *	30,000	$ 3,476,100
Total Common Stock (cost $2,779,958)		3,476,100

Bond Funds - 2.63%
PIMCO Enhanced Short Maturity ETF	25,000	2,535,000
Vanguard Mortgage-Backed Securities ETF	196,100	10,005,022
Total Bond Funds (cost $12,732,335)		12,540,022

Equity Funds - 95.42%
Commodity Funds - 2.31%
GreenHaven Continuous Commodity Index Fund *	423,700	11,024,674

Emerging Markets - 3.05%
iShares MSCI Emerging Markets ETF	128,700	5,015,439
WisdomTree Emerging Markets Equity Income Fund	193,600	9,534,800
		14,550,239
International Equity - 17.67%
iShares Global 100 ETF	292,200	20,709,500
iShares MSCI EAFE ETF	383,300	23,139,821
iShares MSCI EMU ETF	297,100	10,493,572
PowerShares International Dividend Achievers Portfolio	1,385,630	23,292,440
Vanguard FTSE All-World ex-US ETF	63,500	2,940,050
Vanguard FTSE Europe ETF	70,000	3,626,000
		84,201,383
Large Cap Blend - 15.45%
iShares Russell 3000 ETF	48,900	4,928,142
iShares S&P 100 ETF	65,000	4,922,450
SPDR S&P 500 ETF Trust	75,100	12,666,366
Vanguard Large-Cap ETF	244,600	18,917,364
Vanguard Mega Cap ETF	275,000	15,864,750
Vanguard Total Stock Market ETF	186,600	16,305,108
		73,604,180
Large Cap Growth - 11.90%
iShares Russell 1000 Growth ETF	327,700	25,059,219
iShares Russell Top 200 Growth ETF	204,500	8,153,415
PowerShares QQQ Trust Series 1	310,000	23,488,700
		56,701,334
AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Large Cap Value - 1.17%
Vanguard Value ETF	78,000	$ 5,557,500

Specialty - 43.87%
iShares High Dividend Equity Fund	69,400	4,760,146
iShares North American Tech-Software ETF	70,000	5,132,400
iShares U.S. Pharmaceuticals ETF	53,800	5,758,214
Market Vectors Agribusiness ETF	342,400	17,054,944
RevenueShares Large Cap ETF	207,300	6,840,900
SPDR Consumer Staples Select Sector Fund	320,000	13,244,800
SPDR Energy Select Sector Fund	400,000	32,980,000
SPDR Financial Select Sector Fund	1,468,100	30,081,369
SPDR Health Care Select Sector Fund	218,600	11,148,600
SPDR S&P Insurance ETF	50,000	2,828,500
SPDR S&P Pharmaceuticals ETF	54,600	4,161,066
SPDR Technology Select Sector Fund	865,000	27,437,800
Vanguard Dividend Appreciation ETF	683,016	47,660,856
		209,089,595

Total Equity Funds (cost $389,766,499)		454,728,905

Money Market Funds - 1.34%
Federated Prime Cash Obligations Fund	6,376,824	6,376,824
Total Money Market Funds (cost $6,376,824)		6,376,824

Total Investments (cost $411,655,616) - 100.12% (a)		$ 477,121,851
Other Assets Less Liabilities - Net - (0.12)%		(565,163)
NET ASSETS - 100.00%		$ 476,556,688

* Non-income producing security.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$412,300,650 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 68,014,580
	Unrealized depreciation:	(3,193,379)
	Net unrealized appreciation:	$ 64,821,201

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund
July 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.60%
Diversified Companies - 0.60%
Berkshire Hathaway, Inc. - Class B *	15,500	$ 1,795,985
Total Common Stock (cost $1,212,007)		1,795,985

Bond Funds - 49.81%
Guggenheim BulletShares 2014 Corporate Bond ETF	197,100	4,198,230
iShares 1-3 Year Credit Bond ETF	96,300	10,134,612
iShares Credit Bond ETF	48,000	5,181,120
iShares Floating Rate Bond ETF	442,800	22,427,820
iShares iBoxx $ High Yield Corporate Bond ETF	92,300	8,582,054
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,108,016
iShares TIPS Bond ETF	176,500	19,921,555
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	42,000	4,397,400
PIMCO Enhanced Short Maturity ETF	169,600	17,197,440
PIMCO Total Return ETF	113,500	11,960,630
PowerShares Senior Loan Portfolio	377,500	9,418,625
Schwab U.S. TIPs ETF	30,000	1,627,200
SPDR Barclays High Yield Bond ETF	140,000	5,636,400
SPDR Barclays Short Term Corporate Bond ETF	293,200	8,992,444
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,571,050
Vanguard Intermediate-Term Corporate Bond ETF	97,700	8,178,467
Vanguard Mortgage-Backed Securities ETF	40,000	2,040,800
Total Bond Funds (cost $149,067,217)		149,573,863

Equity Funds - 47.57%
Commodity Funds - 1.79%
GreenHaven Continuous Commodity Index Fund *	206,600	5,375,732

Emerging Markets - 0.99%
WisdomTree Emerging Markets Equity Income Fund	60,600	2,984,550

International Equity - 12.74%
iShares Global 100 ETF	232,200	16,457,036
iShares MSCI EAFE ETF	5,000	301,850
iShares MSCI EMU ETF	133,100	4,701,092
PowerShares International Dividend Achievers Portfolio	908,700	15,275,247
Vanguard FTSE All-World ex-US ETF	33,000	1,527,900
		38,263,125
Large Cap Blend - 2.83%
PowerShares S&P 500 High Quality Portfolio	128,000	2,415,360
SPDR S&P 500 ETF Trust	36,100	6,088,626
		8,503,986
AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Large Cap Growth - 2.81%
iShares Russell 1000 Growth ETF	46,600	$ 3,563,502
PowerShares QQQ Trust Series 1	64,100	4,856,857
		8,420,359
Specialty - 26.41%
Alerian MLP ETF	283,000	5,045,890
iShares High Dividend Equity ETF	91,800	6,296,562
iShares North American Tech-Software ETF	40,300	2,954,796
iShares U.S. Pharmaceuticals ETF	20,000	2,140,600
RevenueShares Large Cap ETF	164,500	5,428,500
SPDR Energy Select Sector Fund	47,700	3,932,865
SPDR Financial Select Sector Fund	370,607	7,593,737
SPDR Health Care Select Sector Fund	74,700	3,809,700
SPDR Technology Select Sector Fund	288,000	9,135,360
Vanguard Dividend Appreciation ETF	469,300	32,747,754
WisdomTree Managed Futures Strategy Fund *	5,000	211,450
		79,297,214

Total Equity Funds (cost $124,352,959)		142,844,966

Money Market Funds - 1.91%
Federated Prime Cash Obligations Fund	5,726,507	5,726,507
Total Money Market Funds (cost $5,726,507)		5,726,507

Total Investments (cost $280,358,690) - 99.89% (a)		$ 299,941,321
Other Assets Less Liabilities - Net - 0.11%		343,233
NET ASSETS - 100.00%		$ 300,284,554

* Non-income producing security.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$280,577,910 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 20,769,426
Unrealized depreciation:		(1,406,015)
Net unrealized appreciation:		$ 19,363,411

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund
July 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 2.80%
Diversified Companies - 2.80%
Berkshire Hathaway, Inc. - Class B *	55,360	$ 6,414,563
Total Common Stock (cost $5,264,651)		6,414,563

Bond Funds - 24.23%
iShares 1-3 Year Treasury Bond ETF	66,200	5,585,957
iShares Credit Bond ETF	65,000	7,016,100
iShares Floating Rate Bond ETF	144,841	7,336,197
iShares iBoxx $ High Yield Corporate Bond ETF	29,840	2,774,523
iShares JP Morgan USD Emerging Markets Bond ETF	22,015	2,406,240
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	82,600	8,648,220
PIMCO Enhanced Short Maturity ETF	78,400	7,949,760
SPDR Barclays Short Term Corporate Bond ETF	322,266	9,883,898
SPDR Barclays Short Term High Yield Bond ETF	128,000	3,918,080
Total Bond Funds (cost $55,542,209)		55,518,975

Equity Funds - 70.56%
Commodity Funds - 1.36%
PowerShares DB Commodity Index Tracking Fund *	120,550	3,125,861

Emerging Markets - 2.69%
EGShares Emerging Markets Consumer ETF	57,500	1,492,125
Guggenheim Frontier Markets ETF	71,354	1,134,529
iShares Core MSCI Emerging Markets ETF	48,650	2,264,171
WisdomTree Emerging Markets SmallCap Dividend Fund	27,400	1,261,496
		6,152,321
International Equity - 14.09%
iShares MSCI ACWI ex US ETF	231,981	9,873,111
iShares MSCI Canada ETF	50,000	1,381,500
iShares MSCI EAFE ETF	325,610	19,657,076
iShares MSCI Frontier 100 ETF	43,979	1,377,422
		32,289,109

Large Cap Blend - 12.21%
iShares Core S&P 500 ETF	45,520	7,716,550
SPDR S&P 500 ETF Trust	35,300	5,953,698
Vanguard Large-Cap ETF	104,520	8,083,577
Vanguard Total Stock Market ETF	71,280	6,228,446
		27,982,271
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Large Cap Growth - 7.62%
iShares Russell 1000 Growth ETF	55,090	$ 4,212,732
PowerShares QQQ Trust Series 1	84,070	6,369,984
Vanguard Growth ETF	83,260	6,869,783
		17,452,499
Large Cap Value - 5.47%
SPDR Dow Jones Industrial Average ETF Trust	80,961	12,527,905

Mid Cap Blend - 4.81%
iShares Russell Mid-Cap ETF	18,780	2,572,860
SPDR S&P MidCap 400 ETF Trust	37,660	8,435,087
		11,007,947
Small Cap Blend - 1.66%
Vanguard Small-Cap ETF	38,050	3,807,663

Specialty - 20.65%
iShares Global Energy ETF	44,000	1,772,760
iShares High Dividend ETF	51,950	3,563,251
iShares North American Tech-Software ETF	40,000	2,932,800
iShares U.S. Preferred Stock ETF	195,660	7,613,131
Market Vectors Wide Moat ETF	27,800	728,916
SPDR Energy Select Sector Fund	111,680	9,208,016
SPDR Financial Select Sector Fund	190,750	3,908,468
SPDR Industrial Select Sector Fund	116,200	5,247,592
SPDR S&P Dividend ETF	120,930	8,477,193
SPDR Technology Select Sector Fund	122,100	3,873,012
		47,325,139

Total Equity Funds (cost $141,752,454)		161,670,715

Money Market Funds - 2.58%
Federated Prime Cash Obligations Fund	5,920,769	5,920,769
Total Money Market Funds (cost $5,920,769)		5,920,769

Total Investments (cost $208,480,083) - 100.17% (a)		$ 229,525,022
Other Assets Less Liabilities - Net - (0.17)%		(393,356)
NET ASSETS - 100.00%		$ 229,131,666

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
July 31, 2013 (Unaudited)

* Non-income producing security.

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$208,551,565 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 22,072,679
Unrealized depreciation:		(1,099,222)
Net unrealized appreciation:		$ 20,973,457

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund
July 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 13.96%
iShares 1-3 Year Treasury Bond ETF	56,000	$ 4,725,280
iShares JP Morgan USD Emerging Markets Bond ETF	16,000	1,748,800
PIMCO Enhanced Short Maturity ETF	66,000	6,692,400
PowerShares Senior Loan Portfolio	219,000	5,464,050
SPDR Barclays Short Term High Yield Bond ETF	137,000	4,193,570
Total Bond Funds (cost $23,036,442)		22,824,100

Equity Funds - 84.21%
Commodity Funds - 2.42%
PowerShares DB Commodity Index Tracking Fund *	120,000	3,111,600
PowerShares DB Oil Fund *	31,000	845,680
		3,957,280
Emerging Markets - 2.11%
iShares MSCI Emerging Markets Minimum Volatility ETF	30,000	1,723,200
iShares MSCI Emerging Markets Small-Cap ETF	15,000	677,220
iShares MSCI Taiwan ETF	77,000	1,049,510
		3,449,930
International Equity - 14.23%
db X-trackers MSCI EAFE Hedged Equity Fund	50,000	1,245,000
iShares MSCI All Country World Minimum Volatility ETF	14,000	866,460
iShares MSCI EAFE ETF	132,000	7,968,840
iShares MSCI EAFE Minimum Volatility ETF	17,000	999,600
iShares MSCI EMU ETF	132,000	4,662,240
iShares MSCI Germany ETF	39,000	1,026,090
iShares MSCI Japan ETF	118,000	1,323,960
iShares MSCI Singapore ETF	73,000	973,090
iShares MSCI United Kingdom ETF	52,000	976,560
WisdomTree International SmallCap Dividend Fund	37,000	2,043,510
WisdomTree Japan Hedged Equity Fund	26,000	1,173,900
		23,259,250
Large Cap Blend - 5.62%
Guggenheim Russell Top 50 Mega Cap ETF	29,500	3,514,040
iShares Core S&P 500 ETF	12,000	2,034,240
iShares S&P 100 ETF	48,000	3,635,040
		9,183,320
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Large Cap Growth - 17.25%
iShares Russell 1000 Growth ETF	256,000	$ 19,576,320
iShares S&P 500 Growth ETF	29,000	2,565,050
Vanguard Mega Cap Growth ETF	95,000	6,052,450
		28,193,820
Large Cap Value - 7.97%
iShares Morningstar Large-Cap Value ETF	20,000	1,528,800
iShares Russell 1000 Value ETF	67,000	5,884,610
iShares S&P 500 Value ETF	51,000	4,066,740
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,547,400
		13,027,550
Mid Cap Growth - 1.68%
iShares Russell Mid-Cap Growth ETF	36,000	2,741,040

Mid Cap Value - 1.27%
Guggenheim S&P 500 Pure Value ETF	48,000	2,079,360

Small Cap Growth - 1.25%
iShares Russell 2000 Growth ETF	17,000	2,040,000

Specialty - 30.41%
Alerian MLP ETF	100,000	1,783,000
iShares Global Energy ETF	69,000	2,780,010
iShares Global Healthcare ETF	22,000	1,733,380
iShares Global Industrials ETF	15,000	934,950
iShares Global Tech ETF	51,000	3,689,850
iShares High Dividend ETF	38,000	2,606,420
iShares MSCI USA Minimum Volatility ETF	58,000	1,958,660
iShares North American Tech ETF	17,000	1,318,520
iShares North American Tech-Software ETF	76,000	5,572,320
iShares U.S. Financials ETF	70,000	5,248,600
iShares U.S. Healthcare ETF	47,000	5,062,370
iShares U.S. Industrials ETF	56,000	4,924,640
iShares U.S. Insurance ETF	53,000	2,268,400
iShares U.S. Medical Devices ETF	19,000	1,574,720
iShares U.S. Preferred Stock ETF	83,000	3,229,530
iShares U.S. Real Estate ETF	14,000	932,680
SPDR Energy Select Sector Fund	37,000	3,050,650
SPDR S&P Regional Banking ETF	28,000	1,030,400
		49,699,100

Total Equity Funds (cost $115,059,269)		137,630,650
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value

Money Market Funds - 1.89%
Federated Prime Cash Obligations Fund	3,093,236	$ 3,093,236
Total Money Market Funds (cost $3,093,236)		3,093,236

Total Investments (cost $141,188,947) - 100.06% (a)		$ 163,547,986
Other Assets Less Liabilities - Net - (0.06)%		(106,032)
NET ASSETS - 100.00%		$ 163,441,954

* Non-income producing security.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$141,547,347 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 22,626,556
	Unrealized depreciation:	(625,917)
	Net unrealized appreciation:	$ 22,000,639

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund
July 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 28.76%
iShares 1-3 Year Credit Bond ETF	88,000	$ 9,261,120
iShares 1-3 Year Treasury Bond ETF +	181,000	15,272,780
iShares 3-7 Year Treasury Bond ETF +	35,000	4,234,300
iShares Credit Bond ETF	7,000	755,580
iShares Floating Rate Bond ETF	81,000	4,102,650
iShares iBoxx $ High Yield Corporate Bond ETF	39,000	3,626,220
iShares Intermediate Credit Bond ETF +	76,000	8,228,520
iShares Short Treasury Bond ETF	18,000	1,984,500
iShares TIPS Bond ETF	13,000	1,467,310
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	29,000	3,036,300
PIMCO Enhanced Short Maturity ETF +	102,000	10,342,800
PowerShares Senior Loan Portfolio	207,000	5,164,650
SPDR Blackstone / GSO Senior Loan ETF	93,000	4,661,160
Total Bond Funds (cost $72,368,156)		72,137,890

Equity Funds - 70.17%
Commodity Funds - 0.61%
PowerShares DB Agriculture Fund *	20,000	492,600
PowerShares DB Base Metals Fund *	22,000	357,940
PowerShares DB Gold Fund *	15,000	669,150
		1,519,690
Emerging Markets - 12.99%
EGShares Emerging Markets Consumer ETF	87,000	2,257,650
iShares Core MSCI Emerging Markets ETF	49,000	2,280,460
iShares MSCI All Country Asia ex Japan ETF	113,000	6,315,570
iShares MSCI EAFE Minimum Volatility ETF	58,000	3,410,400
iShares MSCI Emerging Markets Minimum Volatility ETF	163,000	9,362,720
iShares MSCI Emerging Markets Small-Cap ETF	71,000	3,205,508
Vanguard FTSE Emerging Markets ETF	147,000	5,744,760
		32,577,068
International Equity - 9.45%
iShares MSCI All Country World Minimum Volatility ETF +	60,000	3,713,400
iShares MSCI Canada ETF	64,000	1,768,320
iShares MSCI EMU ETF	264,000	9,324,480
iShares MSCI Italy Capped ETF	100,000	1,300,000
iShares MSCI Singapore ETF	64,000	853,120
iShares MSCI Taiwan ETF	90,000	1,226,700
Vanguard FTSE Pacific ETF	24,000	1,364,880
WisdomTree International SmallCap Dividend Fund	75,000	4,142,250
		23,693,150

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Large Cap Blend - 9.69%
iShares Morningstar Large-Cap ETF	73,000	$ 7,332,120
iShares S&P 100 ETF	149,000	11,283,770
PowerShares S&P 500 High Quality Portfolio	302,000	5,698,740
		24,314,630
Large Cap Growth - 10.07%
iShares Morningstar Large-Cap Growth ETF	85,000	7,385,650
iShares Russell 1000 Growth ETF	23,000	1,758,810
iShares S&P 500 Growth ETF	141,000	12,471,450
Vanguard Mega Cap Growth ETF	57,000	3,631,470
		25,247,380
Large Cap Value - 2.04%
iShares Morningstar Large-Cap Value ETF	67,000	5,121,480

Mid Cap Growth - 0.48%
iShares Russell Mid-Cap Growth ETF	16,000	1,218,240

Mid Cap Value - 1.13%
Guggenheim S&P 500 Pure Value ETF	33,000	1,429,560
iShares Russell Mid-Cap Value ETF	23,000	1,397,940
		2,827,500
Specialty - 23.71%
iShares Global Energy ETF	37,000	1,490,730
iShares Global Healthcare ETF	30,000	2,363,700
iShares Global Industrials ETF	40,000	2,493,200
iShares High Dividend ETF	79,000	5,418,610
iShares International Select Dividend ETF	83,000	2,814,530
iShares MSCI USA Minimum Volatility ETF	80,000	2,701,600
iShares North American Tech-Multimedia Networking ETF	62,000	1,859,380
iShares North American Tech-Software ETF	29,000	2,126,280
iShares U.S. Healthcare ETF	103,000	11,094,130
iShares U.S. Healthcare Providers ETF	25,000	2,195,750
iShares U.S. Industrials ETF	31,000	2,726,140
iShares U.S. Medical Devices ETF	41,000	3,398,080
iShares U.S. Oil Equipment & Services ETF	9,000	536,400
iShares U.S. Preferred Stock ETF	76,000	2,957,160
iShares U.S. Telecommunications ETF	108,000	3,016,440
Market Vectors Gold Miners ETF	16,000	431,360
PowerShares DB US Dollar Index Bullish Fund *	52,000	1,148,680
PowerShares Global Listed Private Equity Portfolio	132,000	1,529,880
AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Specialty - 23.71% (Continued)
PowerShares S&P 500 Low Volatility Portfolio	38,000	$ 1,229,300
PowerShares S&P SmallCap Industrials Portfolio	5,000	195,000
PowerShares S&P SmallCap Information Technology Portfolio	37,000	1,415,620
SPDR S&P Capital Markets ETF	48,000	2,076,480
SPDR S&P Insurance ETF	45,000	2,545,650
SPDR S&P Regional Banking ETF	46,000	1,692,800
		59,456,900

Total Equity Funds (cost $156,161,790)		175,976,038

Money Market Funds - 1.01%
Federated Prime Cash Obligations Fund	2,542,218	2,542,218
Total Money Market Funds (cost $2,542,218)		2,542,218

Total Investments (cost $231,072,164) - 99.94% (a)		$ 250,656,146
Other Assets Less Liabilities - Net - 0.06%		139,786
NET ASSETS - 100.00%		$ 250,795,932

	Shares	Value
Securities Sold Short *
iShares MSCI France Index Fund	74,000	$ 1,884,040
SPDR Consumer Discretionary Select Sector Fund	24,000	1,423,920
Total Securities Sold Short (proceeds $3,084,664) (a)		$ 3,307,960

* Non-income producing security.
+ All or part of the security was held as collateral for securities sold short as of July 31, 2013.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$228,223,204 and differs from market value by net unrealized appreciation (depreciation)
of securities (including short sales) as follows:
	Unrealized appreciation:	$ 22,537,898
	Unrealized depreciation:	(3,412,916)
	Net unrealized appreciation:	$ 19,124,982

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund
July 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.08%
Miscellaneous Manufacturing - 0.08%
General Electric Co. +	3,000	$ 73,110
Total Common Stock (cost $59,342)		73,110

Equity Funds - 99.68%
Emerging Markets - 0.79%
iShares MSCI Emerging Markets ETF +	20,000	779,400

International Equity - 8.67%
iShares MSCI EAFE ETF +	116,200	7,014,994
iShares MSCI Germany ETF	24,300	639,333
WisdomTree Japan Hedged Equity Fund +	20,000	903,000
		8,557,327
Large Cap Blend - 27.47%
iShares Core S&P 500 ETF +	49,500	8,391,240
SPDR S&P 500 ETF Trust +	111,000	18,721,260
		27,112,500
Large Cap Growth - 6.22%
Powershares QQQ Trust Series 1 +	81,050	6,141,159

Large Cap Value - 13.73%
SPDR Dow Jones Industrial Average ETF Trust +	87,575	13,551,355

Mid Cap Blend - 1.06%
SPDR S&P MidCap 400 ETF Trust +	4,700	1,052,706

Small Cap Blend - 4.52%
iShares Russell 2000 ETF +	43,000	4,457,810

Specialty - 37.22%
iShares U.S. Real Estate ETF +	7,500	499,650
ProShares Short Dow30 *	187,600	5,325,964
ProShares Short Russell2000 *	147,000	2,819,460
ProShares Short S&P500 *	867,000	24,371,370
SPDR Energy Select Sector Fund +	8,500	700,825
SPDR Industrial Select Sector Fund +	30,000	1,354,800
SPDR S&P Bank ETF	23,500	734,140
SPDR Technology Select Sector Fund	29,500	935,740
		36,741,949

Total Equity Funds (cost $98,511,754)		98,394,206

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 0.77%
Federated Prime Cash Obligations Fund	761,933	$ 761,933
Total Money Market Funds (cost $761,933)		761,933

Total Investments (cost $99,333,029) - 100.53% (a)		$ 99,229,249
Other Assets Less Liabilities - Net - (0.53)%		(519,199)
NET ASSETS - 100.00%		$ 98,710,050

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at July 31, 2013 was $72,181,630.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
General Electric Co. Call	30	$ 270
August 2013, Exercise Price $25
iShares Core S&P 500 ETF Call	140	11,200
August 2013, Exercise Price $172
iShares Core S&P 500 ETF Call	200	3,000
August 2013, Exercise Price $174
iShares MSCI EAFE ETF Call	115	6,325
August 2013, Exercise Price $61
iShares MSCI EAFE ETF Call	115	1,840
August 2013, Exercise Price $62
iShares MSCI EAFE ETF Call	150	900
August 2013, Exercise Price $63
iShares MSCI Emerging Markets ETF Call	50	250
August 2013, Exercise Price $42
iShares MSCI Emerging Markets ETF Call	50	50
August 2013, Exercise Price $42.5
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2013 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Russell 2000 ETF Call	75	$ 5,850
August 2013, Exercise Price $105
iShares Russell 2000 ETF Call	200	1,400
August 2013, Exercise Price $109
iShares Russell 2000 ETF Call	150	600
August 2013, Exercise Price $110
iShares US Real Estate ETF Call	75	75
August 2013, Exercise Price $72
Powershares QQQ Trust Series 1 Call	175	13,300
August 2013, Exercise Price $76
Powershares QQQ Trust Series 1 Call	175	5,250
August 2013, Exercise Price $77
Powershares QQQ Trust Series 1 Call	150	1,800
August 2013, Exercise Price $78
Powershares QQQ Trust Series 1 Call	200	1,000
August 2013, Exercise Price $79
SPDR Dow Jones Industrial Average ETF Trust Call	150	6,900
August 2013, Exercise Price $157
SPDR Dow Jones Industrial Average ETF Trust Call	75	975
August 2013, Exercise Price $159
SPDR Dow Jones Industrial Average ETF Trust Call	150	750
August 2013, Exercise Price $160
SPDR Dow Jones Industrial Average ETF Trust Call	225	1,125
August 2013, Exercise Price $161
SPDR Energy Select Sector Fund Call	25	500
August 2013, Exercise Price $85
SPDR Energy Select Sector Fund Call	50	150
August 2013, Exercise Price $87
SPDR Industrial Select Sector Fund Call	60	1,140
August 2013, Exercise Price $46
SPDR Industrial Select Sector Fund Call	60	120
August 2013, Exercise Price $47
SPDR S&P 500 ETF Trust Call	100	11,300
August 2013, Exercise Price $170
SPDR S&P 500 ETF Trust Call	100	7,300
August 2013, Exercise Price $171
SPDR S&P 500 ETF Trust Call	350	2,450
August 2013, Exercise Price $175
SPDR S&P 500 ETF Trust Call	400	2,000
August 2013, Exercise Price $176
SPDR S&P 500 ETF Trust Call	150	300
August 2013, Exercise Price $177
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2013 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P MidCap 400 ETF Trust Call	20	$ 5,500
August 2013, Exercise Price $225
SPDR S&P MidCap 400 ETF Trust Call	25	1,500
August 2013, Exercise Price $230
WisdomTree Japan Hedged Equity Fund Call	100	250
August 2013, Exercise Price $53
WisdomTree Japan Hedged Equity Fund Call	50	125
August 2013, Exercise Price $54
Total Call Options Written (proceeds $103,677) (a)		$ 95,495

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes , including opions written, is $101,248,265 and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
Unrealized appreciation:		$ 8,143,275
Unrealized depreciation:		(10,257,786)
Net unrealized depreciation:		$ (2,114,511)

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund
July 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 69.44%
Guggenheim BulletShares 2014 Corporate Bond ETF	209,530	$ 4,462,989
iShares 1-3 Year International Treasury Bond ETF	5,600	523,488
iShares 1-3 Year Treasury Bond ETF	15,000	1,265,700
iShares 3-7 Year Treasury Bond ETF	25,000	3,024,500
iShares Agency Bond ETF	3,275	364,278
iShares Core Total US Bond Market ETF	90,626	9,725,076
iShares Credit Bond ETF	33,450	3,610,593
iShares Emerging Markets Local Currency Bond ETF	52,400	2,589,608
iShares Floating Rate Bond ETF	41,075	2,080,449
iShares iBoxx $ High Yield Corporate Bond ETF	119,080	11,072,058
iShares iBoxx $ Investment Grade Corporate Bond ETF	40,975	4,692,457
iShares Intermediate Credit Bond ETF	90,380	9,785,443
iShares MBS ETF	5,475	575,094
iShares National AMT-Free Muni Bond ETF	24,775	2,575,361
iShares Short-Term National AMT-Free Muni Bond ETF	16,450	1,738,786
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	51,295	5,370,586
PIMCO Enhanced Short Maturity ETF	59,415	6,024,681
PIMCO Total Return ETF	26,700	2,813,646
PowerShares Senior Loan Portfolio	315,000	7,859,250
SPDR Barclays Mortgage Backed Bond ETF	13,875	368,659
SPDR Barclays Short Term High Yield Bond ETF	186,475	5,708,000
SPDR Blackstone / GSO Senior Loan ETF	30,000	1,503,600
SPDR DB International Government Inflation-Protected Bond ETF	73,675	4,301,147
SPDR Nuveen Barclays Short Term Municipal Bond ETF	15,998	386,672
Vanguard Intermediate-Term Corporate Bond ETF	66,525	5,568,808
Vanguard Mortgage-Backed Securities ETF	29,000	1,479,580
Vanguard Short-Term Corporate Bond ETF	80,875	6,433,606
Vanguard Total Bond Market ETF	85,885	6,958,403
Total Bond Funds (cost $113,129,394)		112,862,518

Equity Funds - 16.06%
Large Cap Blend - 1.25%
iShares Core S&P 500 ETF	12,000	2,034,240

Specialty - 14.81%
Guggenheim Multi-Asset Income ETF	45,000	1,082,250
iShares U.S. Preferred Stock ETF	129,775	5,049,545
Market Vectors Preferred Securities ex Financials ETF	35,250	695,835

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Specialty - 14.81% (Continued)
PowerShares DB US Dollar Index Bullish Fund *	88,000	$ 1,943,920
PowerShares Financial Preferred Portfolio	282,475	4,963,086
PowerShares Preferred Portfolio	174,700	2,459,776
PowerShares S&P 500 BuyWrite Portfolio	62,125	1,269,214
PowerShares S&P 500 Low Volatility Portfolio	113,400	3,668,490
ProShares UltraShort 20+ Year Treasury *	500	37,650
SPDR Consumer Staples Select Sector Fund	48,675	2,014,658
Vanguard High Dividend Yield ETF	15,000	883,350
		24,067,774

Total Equity Funds (cost $26,270,594)		26,102,014

	Principal ($)
U.S. Government and Agency Obligations - 12.60%
Federal Home Loan Bank, 2.90%, due 4/20/17	$ 271,886	282,075
FGLMC, 4.50%, due 2/1/41	567,295	599,039
FGLMC, 5.50%, due 6/1/34	505,755	549,445
FGLMC, 6.00%, due 5/1/37	289,599	316,148
FGLMC, 6.50%, due 9/1/38	100,337	113,087
FGLMC, 6.50%, due 3/1/39	115,671	130,326
FGLMC, 6.50%, due 4/1/39	439,489	495,172
FNCL, 3.50%, due 12/1/30	486,018	488,687
FNCL, 3.50%, due 7/1/32	865,007	878,833
FNCL, 4.00%, due 2/1/40	475,692	493,969
FNCL, 4.00%, due 10/1/40	466,977	485,425
FNCL, 4.00%, due 6/1/41	703,985	731,797
FNCL, 4.00%, due 9/1/41	1,039,024	1,079,961
FNCL, 4.00%, due 12/1/41	587,124	610,256
FNCL, 5.00%, due 11/1/39	601,095	647,926
FNCL, 5.00%, due 2/1/40	1,049,801	1,135,959
FNCL, 5.50%, due 12/1/39	473,581	515,973
FNCL, 5.50%, due 4/1/40	624,231	682,930
FNCL, 6.00%, due 12/1/35	717,118	787,686
FNCL, 6.00%, due 12/1/38	284,063	310,562
FNCL, 6.50%, due 10/1/39	128,944	145,389
FNMA, 2.00%, due 8/28/20	1,000,000	965,368
Freddie Mac, 2.00%, due 3/12/20	1,000,000	965,913
Freddie Mac, 5.40%, due 3/17/21	750,000	833,114
GNMA, 3.50%, due 7/16/39	406,802	432,061
GNMA, 4.00%, due 2/20/39	743,458	786,131
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,056,953
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,826,563
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,131,875
Total U.S. Government and Agency Obligations (cost $20,032,572)		20,478,623
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 1.74%
Federated Prime Cash Obligations Fund	2,823,501	$ 2,823,501
Total Money Market Funds (cost $2,823,501)		2,823,501

Total Investments (cost $162,256,061) - 99.84% (a)		$ 162,266,656
Other Assets Less Liabilities - Net - 0.16%		257,173
NET ASSETS - 100.00%		$ 162,523,829

* Non-income producing security.

DB - Deutsche Bank
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$162,257,100 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 2,086,894
	Unrealized depreciation:	(2,077,338)
	Net unrealized appreciation:	$ 9,556

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
July 31, 2013 (Unaudited)
	Shares	Value
Equity Funds - 96.81%
Emerging Markets - 4.07%
EGShares Emerging Markets Consumer ETF	141,000	$ 3,658,950

International Equity - 5.00%
iShares MSCI Ireland Capped ETF	50,000	1,546,000
WisdomTree Europe SmallCap Dividend Fund	64,000	2,947,200
		4,493,200
Large Cap Blend - 7.20%
Guggenheim S&P 500 Equal Weight ETF	100,000	6,472,000

Large Cap Value - 1.76%
iShares NYSE 100 ETF	20,000	1,583,598

Specialty - 78.78%
First Trust Dow Jones Internet Index Fund *	93,000	4,579,320
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	47,000	1,470,160
First Trust US IPO Index Fund	48,000	1,884,000
Guggenheim Multi-Asset Income ETF	76,000	1,827,800
Guggenheim Shipping ETF	42,000	756,420
Guggenheim Spin-Off ETF	97,000	3,762,630
Guggenheim Timber ETF	167,000	3,906,130
iShares International Select Dividend ETF	147,000	4,984,770
iShares PHLX Semiconductor ETF	49,000	3,183,530
iShares U.S. Insurance ETF	123,000	5,264,400
iShares U.S. Medical Devices ETF	33,000	2,735,040
Market Vectors Gaming ETF	29,000	1,216,260
Market Vectors Wide Moat ETF	212,000	5,558,640
PowerShares DWA SmallCap Technical Leaders Portfolio	44,000	1,556,280
Powershares Dynamic Food & Beverage Portfolio	108,000	2,809,080
Powershares Dynamic Leisure & Entertainment Portfolio	72,000	2,149,920
PowerShares Dynamic Market Portfolio	67,000	4,011,357
Powershares Dynamic Pharmaceuticals Portfolio	73,000	3,396,690
PowerShares Global Listed Private Equity Portfolio	320,000	3,708,800
ProShares Large Cap Core Plus	46,000	3,675,400
SPDR Materials Select Sector Fund	26,000	1,052,480
SPDR S&P Oil & Gas Equipment & Services ETF	83,000	3,359,840
TrimTabs Float Shrink ETF	9,000	393,750
WisdomTree Managed Futures Strategy Fund *	85,000	3,594,650
		70,837,347

Total Equity Funds (cost $78,613,204)		87,045,095

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund (Continued)
July 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 3.50%
Federated Prime Cash Obligations Fund	3,152,271	$ 3,152,271
Total Money Market Funds (cost $3,152,271)		3,152,271

Total Investments (cost $81,765,475) - 100.31% (a)		$ 90,197,366
Other Assets Less Liabilities - Net - (0.31)%		(281,700)
NET ASSETS - 100.00%		$ 89,915,666

* Non-income producing security.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$81,762,498 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 8,620,078
Unrealized depreciation:		(185,210)
Net unrealized appreciation:		$ 8,434,868

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund
July 31, 2013 (Unaudited)
	Shares	Value
Equity Funds - 98.51%
Emerging Markets - 2.90%
iShares MSCI Emerging Markets ETF	35,825	$ 1,396,100

International Equity - 13.65%
iShares MSCI EAFE ETF	108,635	6,558,295

Large Cap Blend - 3.95%
iShares Core S&P 500 ETF	11,200	1,898,624

Large Cap Growth - 32.67%
iShares S&P 500 Growth ETF	91,285	8,074,158
Vanguard Growth ETF	92,415	7,625,162
		15,699,320
Large Cap Value - 32.50%
iShares S&P 500 Value ETF	100,860	8,042,576
Vanguard Value ETF	106,300	7,573,875
		15,616,451
Mid Cap Blend - 6.92%
iShares Core S&P Mid-Cap ETF	27,025	3,324,075

Small Cap Blend - 5.92%
iShares Russell 2000 ETF	27,435	2,844,187

Total Equity Funds (cost $45,000,910)		47,337,052

Money Market Funds - 1.64%
Federated Prime Cash Obligations Fund	787,494	787,494
Total Money Market Funds (cost $787,494)		787,494

Total Investments (cost $45,788,404) - 100.15% (a)		$ 48,124,546
Other Assets Less Liabilities - Net - (0.15)%		(70,917)
NET ASSETS - 100.00%		$ 48,053,629

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$45,830,658 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 2,436,907
Unrealized depreciation:		(143,019)
Net unrealized appreciation:		$ 2,293,888

AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
July 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
July 31, 2013 (Unaudited)
Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Option Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments measured at fair value:

Amerigo
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,476,100	$ -	$ -	$ 3,476,100
Bond Funds	12,540,022	-	-	12,540,022
Equity Funds	454,728,905	-	-	454,728,905
Money Market Funds	6,376,824	-	-	6,376,824
Total	$ 477,121,851	$ -	$ -	$ 477,121,851
AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
July 31, 2013 (Unaudited)
Clermont
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,795,985	$ -	$ -	$ 1,795,985
Bond Funds	149,573,863	-	-	149,573,863
Equity Funds	142,844,966	-	-	142,844,966
Money Market Funds	5,726,507	-	-	5,726,507
Total	$ 299,941,321	$ -	$ -	$ 299,941,321
Select Allocation
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,414,563	$ -	$ -	$ 6,414,563
Bond Funds	55,518,975	-	-	55,518,975
Equity Funds	161,670,715	-	-	161,670,715
Money Market Funds	5,920,769	-	-	5,920,769
Total	$ 229,525,022	$ -	$ -	$ 229,525,022
Descartes
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 22,824,100	$ -	$ -	$ 22,824,100
Equity Funds	137,630,650	-	-	137,630,650
Money Market Funds	3,093,236	-	-	3,093,236
Total	$ 163,547,986	$ -	$ -	$ 163,547,986
Liahona
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 72,137,890	$ -	$ -	$ 72,137,890
Equity Funds	175,976,038	-	-	175,976,038
Money Market Funds	2,542,218	-	-	2,542,218
Total	$ 250,656,146	$ -	$ -	$ 250,656,146
Enhanced Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 73,110	$ -	$ -	$ 73,110
Equity Funds	98,394,206	-	-	98,394,206
Money Market Funds	761,933	-	-	761,933
Total	$ 99,229,249	$ -	$ -	$ 99,229,249

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 95,120	$ 375	$ -	$ 95,495
Total	$ 95,120	$ 375	$ -	$ 95,495
AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
July 31, 2013 (Unaudited)
Flexible Income
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 112,862,518	$ -	$ -	$ 112,862,518
Equity Funds	26,102,014	-	-	26,102,014
U.S. Government & Agency Obligations	-	20,478,623	-	20,478,623
Money Market Funds	2,823,501	-	-	2,823,501
Total	$ 141,788,033	$ 20,478,623	$ -	$ 162,266,656
Select Appreciation
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 87,045,095	$ -	$ -	$ 87,045,095
Money Market Funds	3,152,271	-	-	3,152,271
Total	$ 90,197,366	$ -	$ -	$ 90,197,366
Shelter
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 47,337,052	$ -	$ -	$ 47,337,052
Money Market Funds	787,494	-	-	787,494
Total	$ 48,124,546	$ -	$ -	$ 48,124,546

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short

A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The funds are obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size.  Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

_/s/ Ryan Beach

       Ryan Beach, President

Date

9/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

        Ryan Beach, President

Date

9/26/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

9/26/13